UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Equity Dividend Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2008

Date of reporting period: 02/01/2008 - 04/30/2008

Item 1 - Schedule of Investments

BlackRock Equity Dividend Fund
Schedule of Investments April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                   Common Stocks                                                 Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 5.4%                 General Dynamics Corp.                                       400,800     $    36,240,336
                                           Northrop Grumman Corp.                                       389,700          28,670,229
                                           Raytheon Co.                                                 777,500          49,736,675
                                           Rockwell Collins, Inc.                                       173,700          10,962,207
                                           United Technologies Corp.                                    516,100          37,401,767
                                                                                                                    ---------------
                                                                                                                        163,011,214
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.2%                           The Coca-Cola Co.                                            494,500          29,111,215
                                           Diageo Plc                                                 1,794,000          36,589,752
                                                                                                                    ---------------
                                                                                                                         65,700,967
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.9%                     The Bank of New York Mellon Corp.                             55,368           2,410,169
                                           Franklin Resources, Inc.                                       3,300             313,995
                                           Morgan Stanley                                               481,400          23,396,040
                                                                                                                    ---------------
                                                                                                                         26,120,204
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.6%                           Air Products & Chemicals, Inc.                               190,000          18,701,700
                                           The Dow Chemical Co.                                         306,900          12,322,035
                                           E.I. du Pont de Nemours & Co.                                720,600          35,244,546
                                           Olin Corp.                                                   420,600           8,483,502
                                           Praxair, Inc.                                                145,700          13,303,867
                                           Rohm & Haas Co.                                              390,900          20,893,605
                                                                                                                    ---------------
                                                                                                                        108,949,255
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.6%                    Bank of Montreal                                             312,200          15,530,950
                                           The Bank of Nova Scotia                                      304,900          14,477,528
                                           National Bank of Canada                                      438,600          23,399,839
                                           SunTrust Banks, Inc.                                          84,500           4,710,875
                                           U.S. Bancorp                                                 639,800          21,682,822
                                           Wachovia Corp.                                               226,200           6,593,730
                                           Wells Fargo & Co.                                            717,000          21,330,750
                                                                                                                    ---------------
                                                                                                                        107,726,494
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.0%             Hewlett-Packard Co.                                          635,700          29,464,695
                                           International Business Machines Corp.                        261,400          31,550,980
                                                                                                                    ---------------
                                                                                                                         61,015,675
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.2%                    American Express Co.                                          92,800           4,456,256
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%              Temple-Inland, Inc.                                          302,200           3,526,674
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 5.1%      Bank of America Corp.                                      1,304,212          48,960,118
                                           Citigroup, Inc.                                            1,413,400          35,716,618
                                           JPMorgan Chase & Co.                                       1,466,700          69,888,255
                                                                                                                    ---------------
                                                                                                                        154,564,991
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication              AT&T Inc.                                                  2,033,125          78,702,269
Services - 5.3%                            BCE, Inc.                                                    165,773           6,047,399
                                           Manitoba Telecom Services, Inc.                              214,300           8,490,289
                                           TELUS Corp. (Non-Voting Shares)                              233,300          10,352,673
                                           Verizon Communications, Inc.                               1,214,200          46,722,416
                                           Windstream Corp.                                             826,142           9,698,907
                                                                                                                    ---------------
                                                                                                                        160,013,953
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 5.4%                  American Electric Power Co., Inc.                            182,200           8,131,586
                                           Duke Energy Corp.                                          1,203,120          22,029,127
                                           Exelon Corp.                                                 396,400          33,884,272

BlackRock Equity Dividend Fund
Schedule of Investments April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                   Common Stocks                                                 Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           FPL Group, Inc.                                              409,500     $    27,145,755
                                           FirstEnergy Corp.                                            208,600          15,778,504
                                           ITC Holdings Corp.                                           183,200          10,218,896
                                           Northeast Utilities Inc.                                     257,700           6,782,664
                                           PPL Corp.                                                    470,000          22,569,400
                                           The Southern Co.                                             385,600          14,355,888
                                                                                                                    ---------------
                                                                                                                        160,896,092
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%                Emerson Electric Co.                                           6,000             313,560
                                           Rockwell Automation, Inc.                                    169,500           9,191,985
                                                                                                                    ---------------
                                                                                                                          9,505,545
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 2.7%         Diamond Offshore Drilling, Inc.                              158,100          19,827,321
                                           Halliburton Co.                                              610,200          28,014,282
                                           Schlumberger Ltd.                                            276,600          27,812,130
                                           Transocean, Inc.                                              41,796           6,163,238
                                                                                                                    ---------------
                                                                                                                         81,816,971
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.1%            Wal-Mart Stores, Inc.                                         51,900           3,009,162
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.9%                       General Mills, Inc.                                          156,600           9,458,640
                                           H.J. Heinz Co.                                               194,900           9,166,147
                                           Kraft Foods, Inc.                                            343,203          10,855,511
                                           Unilever NV (a)                                              808,400          27,113,736
                                                                                                                    ---------------
                                                                                                                         56,594,034
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.3%                       AGL Resources, Inc.                                          217,200           7,384,800
                                           Equitable Resources, Inc.                                    488,000          32,388,560
                                                                                                                    ---------------
                                                                                                                         39,773,360
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.1%       McDonald's Corp.                                             461,750          27,511,065
                                           Tim Hortons, Inc.                                            137,600           4,726,560
                                                                                                                    ---------------
                                                                                                                         32,237,625
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.4%                  Electrolux AB                                                370,400           5,618,125
                                           Newell Rubbermaid, Inc.                                      242,300           4,974,419
                                                                                                                    ---------------
                                                                                                                         10,592,544
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.7%                  Clorox Co.                                                   339,100          17,972,300
                                           Kimberly-Clark Corp.                                         362,600          23,202,774
                                           The Procter & Gamble Co.                                     581,400          38,982,870
                                                                                                                    ---------------
                                                                                                                         80,157,944
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &              Constellation Energy Group, Inc.                             124,200          10,513,530
Energy Traders - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 2.6%            3M Co.                                                       286,700          22,047,230
                                           General Electric Co.                                       1,727,250          56,481,075
                                                                                                                    ---------------
                                                                                                                         78,528,305
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.4%                           The Allstate Corp.                                           290,700          14,639,652
                                           Chubb Corp.                                                  369,600          19,577,712
                                           Lincoln National Corp.                                       432,200          23,235,072
                                           Marsh & McLennan Cos., Inc.                                   80,900           2,232,031
                                           The Travelers Cos., Inc.                                     781,894          39,407,458
                                           XL Capital Ltd. Class A                                       93,400           3,258,726
                                                                                                                    ---------------
                                                                                                                        102,350,651
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Equity Dividend Fund
Schedule of Investments April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                   Common Stocks                                                 Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 2.8%                           Caterpillar, Inc.                                            395,700     $    32,399,916
                                           Deere & Co.                                                  607,700          51,089,339
                                                                                                                    ---------------
                                                                                                                         83,489,255
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.4%                              Eagle Bulk Shipping, Inc.                                    423,100          12,451,833
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.7%                               CBS Corp. Class B                                            659,100          15,205,437
                                           The McGraw-Hill Cos., Inc.                                   157,600           6,460,024
                                                                                                                    ---------------
                                                                                                                         21,665,461
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 8.3%                     Alumina Ltd.                                               1,202,500           6,507,083
                                           Aluminum Corp. of China Ltd. (a)                             373,920          16,011,254
                                           BHP Billiton Ltd.                                          2,016,000          81,268,540
                                           Barrick Gold Corp.                                           244,200           9,386,339
                                           BlueScope Steel Ltd.                                       4,017,200          41,905,279
                                           Rio Tinto Ltd.                                               512,970          66,195,283
                                           Southern Copper Corp.                                        177,100          20,323,996
                                           Teck Cominco Ltd. Class B                                    190,600           8,293,210
                                                                                                                    ---------------
                                                                                                                        249,890,984
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 2.2%                     Consolidated Edison, Inc.                                    138,800           5,774,080
                                           DTE Energy Co.                                               118,800           4,788,828
                                           Dominion Resources, Inc.                                     401,200          17,408,068
                                           PG&E Corp.                                                   267,400          10,696,000
                                           Public Service Enterprise Group, Inc.                        308,100          13,528,671
                                           Sempra Energy                                                151,700           8,596,839
                                           Wisconsin Energy Corp.                                       127,500           6,051,150
                                                                                                                    ---------------
                                                                                                                         66,843,636
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 16.4%        BP Plc (a)                                                   445,300          32,413,387
                                           Cameco Corp.                                                 707,100          24,581,046
                                           Chevron Corp.                                                772,838          74,308,374
                                           ConocoPhillips                                               491,800          42,368,570
                                           Consol Energy, Inc.                                          352,800          28,562,688
                                           Enbridge Inc.                                                505,000          20,769,636
                                           Exxon Mobil Corp.                                          1,139,200         106,025,344
                                           Marathon Oil Corp.                                           648,400          29,547,588
                                           Murphy Oil Corp.                                             160,400          14,490,536
                                           Occidental Petroleum Corp.                                   376,700          31,345,207
                                           Peabody Energy Corp.                                         328,000          20,050,640
                                           Spectra Energy Corp.                                         283,060           6,991,582
                                           Total SA (a)                                                 750,500          63,042,000
                                                                                                                    ---------------
                                                                                                                        494,496,598
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 1.3%             International Paper Co.                                      322,200           8,431,974
                                           MeadWestvaco Corp.                                           397,900          10,464,770
                                           Weyerhaeuser Co.                                             326,800          20,875,984
                                                                                                                    ---------------
                                                                                                                         39,772,728
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%                   Avon Products, Inc.                                          352,000          13,735,040
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.2%                     Abbott Laboratories                                          251,600          13,271,900
                                           Bristol-Myers Squibb Co.                                     628,000          13,797,160
                                           Johnson & Johnson                                            336,200          22,555,658
                                           Merck & Co., Inc.                                            102,550           3,901,002

BlackRock Equity Dividend Fund
Schedule of Investments April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                   Common Stocks                                                 Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           Pfizer, Inc.                                               1,166,600     $    23,460,326
                                           Wyeth                                                        420,300          18,690,741
                                                                                                                    ---------------
                                                                                                                         95,676,787
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts              Kimco Realty Corp.                                            86,800           3,464,188
(REITs) - 0.4%                             Simon Property Group, Inc.                                    36,850           3,679,841
                                           Taubman Centers, Inc.                                         85,800           4,862,286
                                                                                                                    ---------------
                                                                                                                         12,006,315
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor             Intel Corp.                                                  396,300           8,821,638
Equipment - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.4%                            Microsoft Corp.                                              364,900          10,406,948
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.2%                    Limited Brands, Inc.                                         369,700           6,846,844
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%                             Altria Group, Inc.                                           327,300           6,546,000
                                           Philip Morris International, Inc. (b)                        315,500          16,099,965
                                                                                                                    ---------------
                                                                                                                         22,645,965
-----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.2%                     American Water Works Co, Inc. (b)                            320,200           6,746,614
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                 Vodafone Group Plc (a)                                       505,700          16,010,462
Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Common Stocks - 89.2%                                                2,682,568,554
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Long-Term Securities
                                           (Cost - $2,332,827,124) - 89.2%                                            2,682,568,554
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Beneficial
                                                                                                       Interest
                                           Short-Term Securities                                          (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                           BlackRock Liquidity Series, LLC Cash Sweep
                                           Series, 3.03% (c)(d)                                        $373,194         373,193,676
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Short-Term Securities
                                           (Cost - $373,193,676) - 12.4%                                                373,193,676
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments
                                           (Cost - $2,706,020,800*)  - 101.6%                                         3,055,762,230

                                           Liabilities in Excess of Other Assets - (1.6%)                               (48,408,433)
                                                                                                                    ---------------
                                           Net Assets - 100.0%                                                      $ 3,007,353,797
                                                                                                                    ===============

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 2,706,242,864
                                                                ===============
      Gross unrealized appreciation                             $   426,863,701
      Gross unrealized depreciation                                 (77,344,335)
                                                                ---------------
      Net unrealized appreciation                               $   349,519,366
                                                                ===============

(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------
      Affiliate                                             Net Activity (000)     Interest Income
      --------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series        $ 245,680            $  6,834,671
      --------------------------------------------------------------------------------------------

(d)   Represents the current yield as of report date.

BlackRock Equity Dividend Fund
Schedule of Investments April 30, 2008 (Unaudited)

      o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Equity Dividend Fund

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Equity Dividend Fund

Date: June 23, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Equity Dividend Fund

Date: June 23, 2008